CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	124,413,701	115,787,434
Common stock, shares outstanding	124,413,701	115,787,434